Segment Information	12 Months Ended
May 31, 2011
Segment Information
Segment Information
20.	SEGMENT INFORMATION

The Group offers a wide range of educational programs, services and products consisting primarily of English and other foreign language training; test preparation courses for major admissions and assessment tests in the United States, the PRC, and the Commonwealth countries; primary and secondary school education; educational content distribution; software and other technology development and distribution; online education.

The Group's chief operating decision maker has been identified as the Chief Executive Officer who reviews financial information of separate operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group. Based on management's assessment, the Group has determined that it has six operating segments which are language training and test preparation, primary and secondary school education, on-line education, content development and distribution, post-secondary education and overseas study consulting services. Two of the six operating segments are identified as reportable segments which are language training and test preparation, and primary and secondary education. Online education, content development and distribution, post-secondary education and overseas study consulting services operating segments were aggregated as others because individually they do not exceed the 10% quantitative threshold.

The Group's chief operating decision maker evaluates performance based on each reporting segment's net revenue, operating costs and expenses, and operating income. Net revenues, operating costs and expenses, operating income, and total assets by segment were as follows:

For the year ended May 31, 2009

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	255,842	8,620	28,105	292,567

Operating costs and expenses:
Cost of revenues	(96,567)	(5,631)	(9,400)	(111,598)
Selling and marketing	(26,870)	(263)	(7,573)	(34,706)
General and administrative	(42,500)	(2,774)	(4,599)	(49,873)
Unallocated corporate expenses	—	—	—	(35,470)

Total operating costs and expenses	(165,937)	(8,668)	(21,572)	(231,647)

Operating income (loss)	89,905	(48)	6,533	60,920

Segment assets	158,599	43,067	38,917	240,583
Unallocated corporate assets	—	—	—	228,819

Total assets	158,599	43,067	38,917	469,402

For the year ended May 31, 2010

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	337,209	9,860	39,238	386,307

Operating costs and expenses:
Cost of revenues	(127,069)	(5,532)	(13,991)	(146,592)
Selling and marketing	(42,985)	(211)	(8,916)	(52,112)
General and administrative	(61,992)	(2,720)	(6,924)	(71,636)
Unallocated corporate expenses	—	—	—	(38,653)

Total operating costs and expenses	(232,046)	(8,463)	(29,831)	(308,993)

Operating income	105,163	1,397	9,407	77,314

Segment assets	229,900	43,542	61,708	335,150
Unallocated corporate assets	—	—	—	261,270

Total assets	229,900	43,542	61,708	596,420

For the year ended May 31, 2011

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	485,563	13,766	58,543	557,872

Operating costs and expenses:
Cost of revenues	(191,375)	(6,398)	(23,952)	(221,725)
Selling and marketing	(62,320)	(637)	(13,469)	(76,426)
General and administrative	(104,391)	(4,145)	(10,672)	(119,208)
Unallocated corporate expenses	—	—	—	(43,475)

Total operating costs and expenses	(358,086)	(11,180)	(48,093)	(460,834)

Loss on disposal of subsidiaries				(1,537)

Operating income	127,477	2,586	10,450	95,501

Segment assets	312,198	47,821	76,227	436,246
Unallocated corporate assets	—	—	—	427,124

Total assets	312,198	47,821	76,227	863,370

The Company primarily operates in the PRC. All of the identifiable assets of the Company are located in the PRC.